Share capital	6 Months Ended
Jun. 30, 2023
Share capital
Share capital

9Share capital

On 31 March 2022, the Parent Company’s common stock and warrants began trading on NASDAQ under the ticker symbols “SWVL” and “SWVLW,” respectively. The Parent Company is authorized to issue 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share and (b) 55,000,000 preferred shares with a par value of $0.0001 per share. As a result of the Transaction, each outstanding share of Swvl Inc. capital stock was converted into the right to receive newly issued shares of the Company’s Class A ordinary shares at the respective Conversion Ratio, and the contingent right to receive certain Earnout Shares, for each share of the Parent Company’s common shares.

9Share capital (continued)

During the period, the Group has restructured its authorised shares and issued ordinary shares as detailed below:

(a)	The number of ordinary shares which the Group is authorised to issue has been decreased to 20,000,000 ordinary shares by the consolidation of every 25 ordinary shares of US$0.0001 par value each currently in issue into 1 ordinary share of US$0.0025 par value each; and
(b)	the issued ordinary shares have been combined into a small number of shares, resulting in every 25 issued ordinary share being combined into 1 ordinary share with a par value of US$0.0025 each.

Following the restructuring, the Group is authorised to issue 20,000,000 ordinary shares and 55,000,000 preference shares. The restructuring was approved on 4 January 2023 and became effective on 25 January 2023.

The below table sets out the Group’s share structure as at 30 June 2023:

	At 30 June 2023
	Authorised	Issued
Class A ordinary shares	20,000,000	6,782,000
Preferred shares	55,000,000	—
	75,000,000	6,782,000

	At 30 June 2023
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	4,632,557	11,581
Issuance of shares to SPAC shareholders	557,960	1,395
Conversion of convertible notes	645,018	1,612
Issuance of shares to PIPE investors	158,656	397
Other shares issued during the year	787,809	1,970
	6,782,000	16,955

At 30 June 2023
Share Premium
Issuance of shares to Swvl Inc. shareholders	91,379,914
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 23)	121,077,329
Other shares issued during the year	31,887,125
429,960,476
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
345,942,255